===============================================================================


                                   PRINCIPLED

                                     EQUITY

                                     MARKET

                                      FUND

===============================================================================




                               INVESTMENT ADVISER
                             F.L. PUTNAM INVESTMENT
                               MANAGEMENT COMPANY
                           10 Langley Road, Suite 400
                       Newton Centre, Massachusetts 02459




-------------------------------------------------------------------------------

                                 ANNUAL REPORT
                               DECEMBER 31, 2000

===============================================================================

                          PRINCIPLED EQUITY MARKET FUND

The purpose of the Fund is to provide all major constituencies of investors concerned with the application of philosophical, ethical, religious, and social justice criteria to their investment portfolios with the opportunity to achieve the overall unmanaged equity market returns through a strategy of passive index replication ("indexing").

The investment objective of the Fund is long-term capital appreciation. For the information of investors the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate.


  Comparison of the Change in Value of a $10,000 Investment in the Principled Equity Market Fund, the Standard & Poors 500 Index and the Wilshire 5000 Index




                               [GRAPHIC OMITTED]




===============================================================================
                         Principled Equity Market Fund
                          Average Annual Total Return
-------------------------------------------------------------------------------

                                                   From
                      1 Year       3 Years       Inception

                      (3.76%)       14.35%         18.30%

===============================================================================

                         PRINCIPLED EQUITY MARKET FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000


Assets:
Investments at quoted market value (cost $20,470,357;
 see Schedule of Investments, Notes 1, 2, & 6)................. $   31,272,125
Cash  .........................................................        818,330
Dividends and interest receivable..............................         23,264
Investment securities sold.....................................             68
                                                                   ------------
     Total assets..............................................     32,113,787
                                                                   ------------
Liabilities:
Distributions payable..........................................        106,419
Accrued expenses and other liabilities (Note 3 )...............         21,822
                                                                   ------------
     Total liabilities.........................................        128,241
                                                                   ------------

Net Assets:
Capital stock (2,750,000 shares authorized at no par value,
 amount paid in on 1,911,587 shares outstanding) (Note 1)......     21,199,664
Accumulated undistributed net investment income (Note 1).......          4,312
Accumulated realized gain from security transactions (Note 1)..       (20,198)
Net unrealized appreciation in value of investments (Note 2)...     10,801,768
                                                                   ------------
     Net assets (equivalent to $16.73 per share, based on
      1,911,587 capital shares outstanding).................... $   31,985,546
                                                                   ============



   The accompanying notes are an integral part of these financial statements.

                         PRINCIPLED EQUITY MARKET FUND

                            STATEMENT OF OPERATIONS
                               DECEMBER 31, 2000


Income:
 Dividends.....................................................     $  353,540
 Interest......................................................         12,384
                                                                   ------------
     Total income..............................................        365,924
                                                                   ------------

Expenses:
 Management fees, net (Notes 3 & 5)............................         49,029
 Administration fees (Note 4)..................................         28,000
 Legal fees....................................................         18,000
 Organizational expenses (Note 1)..............................         17,202
 Insurance.....................................................         15,750
 Trustees' fees and expenses (Note 5)..........................         12,000
 Transfer fees (Note 4)........................................         12,000
 Audit and accounting fees.....................................          8,500
 Custodian fees................................................          5,000
 Other expenses................................................            750
                                                                   ------------
     Total expenses............................................        166,231
                                                                   ------------
Net investment income..........................................        199,693
                                                                   ------------
Realized and unrealized gain on investments:
  Realized gain on investments-net.............................        573,935
  Decrease in net unrealized appreciation in investments.......     (2,011,173)
                                                                   ------------
     Net loss on investments...................................     (1,437,238)
                                                                   ------------
Net decrease in net assets resulting from operations...........  $  (1,237,545)
                                                                   ============


   The accompanying notes are an integral part of these financial statements.

                         PRINCIPLED EQUITY MARKET FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                     Year Ended      Year Ended
                                                    December 31,    December 31,
                                                        2000            1999
                                                    ---------------------------
From operations:
 Net investment income...........................   $  199,693     $   242,226
 Realized gain on investments, net...............      573,935       1,054,926
 (Decrease) increase in net unrealized
  appreciation in investments....................   (2,011,173)      4,751,239
                                                    -----------     -----------
     Net (decrease) increase in net assets
resulting
      from operations............................   (1,237,545)      6,048,391
                                                    -----------     -----------
Distributions to shareholders:
 From net investment income ($0.11 per share in
  2000 and $0.14 per share in 1999).............      (199,890)       (270,898)
 From net realized gain on investments
  ($0.30 per share in 2000 and $0.68 per share
  in 1999)......................................      (575,661)     (1,232,566)
                                                    ------------    -----------
     Total distributions to shareholders.........     (775,551)     (1,503,464)
                                                   --------------   -----------

From capital share transactions:
                                Number of Shares
                              2000        1999
                            ---------- -----------
 Proceeds from sale of
  shares..................    3,322      12,888         58,540         197,218
 Shares issued to share-
  holders in distributions
  reinvested..............   38,354      67,701        643,379       1,179,539
 Cost of shares redeemed..  (3,663)          --        (62,646)             --
                            ---------- ----------     ----------    -----------
 Increase in net
  assets resulting from
capital
  share transactions......  38,013      80,589        639,273       1,376,757
                            ========== ===========   ----------     -----------

Net (decrease) increase in net assets............  (1,373,823)       5,921,684
Net assets:
  Beginning of period............................   33,359,369      27,437,685
                                                   --------------   -----------
  End of period ( including undistributed
     net investment income of $4,312 ............ $ 31,985,546     $33,359,369
                                                   ==============  ============


   The accompanying notes are an integral part of these financial statements.

                         PRINCIPLED EQUITY MARKET FUND

                       SELECTED PER SHARE DATA AND RATIOS
                (for a share outstanding throughout each period)

                           Year Ended  Year Ended  Year Ended  Year Ended
                            December    December    December    December
                             31,2000    31, 1999    31, 1998    31, 1997


Investment income ......... $ 0.20      $ 0.24      $ 0.22      $ 0.18
Expenses, net..............   0.09        0.10        0.07        0.04
                           ------------------------------------------------
Net investment income .....   0.11        0.14        0.15        0.14
Net realized and
unrealized (loss)
   gain on investments.....  (0.78)       3.19        3.49        2.96
Distributions to
shareholders:
  From net investment         0.11        0.14        0.15        0.14
  income...................
  From net realized gain
  on investments...........   0.30        0.68        1.09        0.06
                           ------------------------------------------------
Net (decrease) increase in
net asset value............  (1.08)       2.51        2.40        2.90
Net asset value:
  Beginning of period......  17.81       15.30       12.90       10.00
                           ------------------------------------------------
  End of period............ $16.73      $17.81      $15.30      $12.90
                           ================================================
Total Return...............  (3.76)%     21.16%      28.22%      31.00%
Ratio of expenses
   to average net assets...   0.50%       0.55%       0.48%       0.48%
Ratio of net investment
  Income to average net
  assets...................   0.60%       0.82%       1.06%       1.40%
Portfolio turnover.........   0.01        0.15        0.29        0.07
Average commission rate
paid.......................   0.0446      0.0314      0.0292      0.0253
Number of shares
outstanding at end of
period.....................  1,911,587.00 1,873,574   1,792,985   1,706,087


Per share data and ratios
assuming no waiver of
advisory fees:
   Expenses................   0.13        0.12        0.14        0.06
   Net investment income...   0.10        0.09        0.08        0.13
   Ratio of expenses to
    average net assets.....   0.60%       0.65%       0.73%       0.58%
   Ratio of net investment
    income to average net
    assets.................   0.50%       0.72%       0.81%       1.30%



   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
  COMMON STOCKS - 97.53%
           Advertising Industry -- 0.52%
   1,600   Interpublic Group of Companies Incorporated.........         68,100
   1,200   Omnicom Group.......................................         99,450
                                                                    -----------
                                                                       167,550
                                                                    -----------
           Aerospace/Defense Industry - 1.76%
  13,400   Precision Castparts Corporation.....................        563,638
                                                                    -----------

           Air Transport Industry -- 0.66%
     800   AMR Corporation*....................................         31,350
     600   Fedex Corporation*..................................         23,976
   2,200   Gateway Incorporated*...............................         39,578
   2,700   Southwest Airlines Company..........................         90,531
     600   US Airways Group Incorporated*......................         24,337
                                                                    -----------
                                                                       209,772
                                                                    -----------
           Auto & Truck Industry -- 0.15%
   1,000   Paccar Incorporated.................................         49,250
                                                                    -----------

           Auto Parts (OEM) Industry - 0.17%
     600   Superior Industries International...................         18,937
   1,300   Synovus Financial Corporation.......................         35,019
                                                                    -----------
                                                                        53,956
                                                                    -----------
           Auto Parts (Replacement) Industry -- 1.38%
  16,850   Genuine Parts Company...............................        441,259
                                                                    -----------

           Bank Industry -- 7.71%
   1,700   BB&T Corporation....................................         63,431
   2,430   Bank One Corporation................................         88,999
   2,000   Bank of New York Company Incorporated...............        110,375


*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

                                  (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Bank Industry (Continued)
  11,889   Bank of America Corporation.........................        545,408
     900   Capital One Financial...............................         59,231
  18,479   Citigroup Incorporated..............................        943,584
   2,700   First Union Corporation.............................         75,094
   1,184   FleetBoston Financial Corporation...................         44,474
   5,100   Chase Manhattan Corporation.........................        231,731
     600   Keycorp.............................................         16,800
     900   J.P. Morgan & Company Incorporated..................        148,950
   1,100   PNC Bank Corporation................................         80,369
     600   Wachovia Corporation................................         34,875
     436   Washington Mutual Incorporated......................         23,135
                                                                    -----------
                                                                     2,466,456
                                                                    -----------
           Bank (Midwest) Industry -- 2.37%
   1,100   Comerica Incorporated...............................         65,312
   2,700   Fifth Third Bankcorp................................        161,325
   5,400   Mellon Bank Corporation.............................        265,612
   2,200   National City Corporation...........................         63,250
   6,900   US Bankcorp........................................         201,394
                                                                    -----------
                                                                       756,893
                                                                    -----------
           Beverage (Soft Drink) Industry -- 1.81%
   2,500   Coca Cola Enterprises Incorporated..................         47,500
  10,700   Pepsico Incorporated................................        530,319
                                                                    -----------
                                                                       577,819
                                                                    -----------
           Business Services (Other) Industry -- 0.81%
   7,600   Solectron*..........................................        257,640
                                                                    -----------

*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

                                  (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Chemical (Basic) Industry -- 0.06%
   1,100   Millennium Chemicals................................         19,937
                                                                    -----------

           Chemical (Diversified) Industry -- 0.44%
   1,400   Millipore Corporation...............................         88,200
   2,500   Pall Corporation....................................         53,281
                                                                    -----------
                                                                       141,481
                                                                    -----------
           Chemical (Specialty) Industry -- 0.33%
     600   International Flavors and Fragrances................         12,187
   1,300   Praxair Incorporated................................         57,687
     800   Sherwin Williams Company............................         21,050
     400   Sigma Aldrich Corporation...........................         15,725
                                                                    -----------
                                                                       106,649
                                                                    -----------
           Coal/Alternate Energy Industry -- 0.14%
     800   AES Corporation*....................................         44,300
                                                                    -----------

           Computer & Peripherals Industry -- 2.46%
   3,200   3Com Corporation*...................................         27,200
   2,000   Apple Computer Incorporated*........................         29,750
     600   Cabletron Systems Incorporated*.....................          9,038
  15,400   Dell Computer Corporation*..........................        268,538
     124   MIPS Technologies Incorporated*.....................          3,309
   4,746   Palm Incorporated*..................................        134,371
     900   Silicon Graphics Incorporated*......................          3,600
  11,200   Sun Microsystems Incorporated*......................        312,200
                                                                    -----------
                                                                       788,006
                                                                    -----------

*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

                                  (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Computer Software & Services Industry -- 9.01%
   7,600   America Online Incorporated*........................        264,480
   2,400   Automatic Data Processing Incorporated..............        151,950
   3,750   Computer Associates International...................         73,125
  17,200   Microsoft Corporation*..............................        746,050
  55,200   Oracle Corporation*.................................      1,604,250
     491   Veritas Software Company*...........................         42,962
                                                                    -----------
                                                                     2,882,817
                                                                    -----------
           Diversified Company Industry -- 2.25%
     105   Berkshire Hathaway Class B*.........................        247,170
     300   Danaher Corporation.................................         20,513
   1,000   Hillenbrand Industries..............................         51,500
     200   National Service Industries.........................          5,138
   2,500   Service Corporation International*..................          4,375
     800   Thermo Electron Corporation*........................         23,800
   6,634   Tyco International Limited..........................        368,187
                                                                    -----------
                                                                       720,683
                                                                    -----------
           Drug Industry -- 0.03%
     200   Interneuron Pharmaceuticals*........................            256
     400   Quintiles Transnational Corporation*................          8,375
                                                                    -----------
                                                                         8,631
                                                                    -----------
           Drugstore Industry -- 0.66%
     800   Rite Aid Corporation*...............................          1,900
   5,000   Walgreen Company....................................        209,062
                                                                    -----------
                                                                       210,962
                                                                    -----------
           Electric Utility (Central) Industry -- 1.11%
     800   Cinergy Corporation.................................         28,100
  10,400   FirstEnergy Corporation.............................        328,250
                                                                    -----------
                                                                       356,350
                                                                    -----------

*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

                                  (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Electric Utility (East) Industry -- 0.11%
     800   PPL Corporation.....................................         36,150
                                                                    -----------

           Electric Utility (West) Industry -- 0.61%
  10,700   Edison International Incorporated...................        167,187
     400   El Paso Energy......................................         28,650
                                                                    -----------
                                                                       195,837
                                                                    -----------
           Electric and Other Utility Services Combined -- 1.26%
     353   NiSource Incorporated...............................         10,855
  11,774   Scottish Power Incorporated.........................        356,899
   2,100   Sierra Pacific Resources Incorporated...............         33,731
                                                                    -----------
                                                                       401,485
                                                                    -----------
           Electrical Equipment Industry -- 0.05%
     400   Grainger, WW Incorporated...........................         14,600
                                                                    -----------

           Entertainment Industry -- 2.69%
   6,800   Time Warner Incorporated............................        355,232
  10,812   Viacom Incorporated Class B*........................        505,461
                                                                    -----------
                                                                       860,693
                                                                    -----------
           Environmental Industry -- 0.03%
   1,700   AutoNation Incorporated*............................         10,200
                                                                    -----------

           Financial Services Industry -- 6.27%
   3,422   AXA - American Depository Receipts..................        245,742
   7,800   American Express Company............................        428,513
     400   Deluxe Corporation..................................         10,108
   3,400   Franklin Resources Incorporated.....................        129,540
     338   Gartner Group Incorporated Class B*.................          2,143
   1,200   Household International Incorporated................         66,000


*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

                                  (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Financial Services Industry (Continued)
     200   Lehman Brothers Holdings Incorporated...............         13,525
   3,600   MBNA Corporation....................................        132,975
   6,040   Morgan Stanley Dean Witter..........................        478,670
  17,550   Schwab (Chas) Corporation...........................        497,981
                                                                    -----------
                                                                     2,005,197
                                                                    -----------
           Food Processing Industry -- 1.41%
   4,400   General Mills Incorporated..........................        196,075
   1,300   Hershey Foods Corporation...........................         83,687
   1,700   Kellogg Company.....................................         44,625
     700   Quaker Oats Company.................................         68,162
     600   Wm Wrigley Jr Company...............................         57,488
                                                                    -----------
                                                                       450,037
                                                                    -----------
           Food Wholesalers Industry -- 0.34%
   3,600   Sysco Corporation...................................        108,000
                                                                    -----------

           Foreign Telecommunication Industry -- 1.77%
  10,400   Nortel Networks Corporation.........................        333,450
   6,500   Vodafone Airtouch Plc...............................        232,781
                                                                    -----------
                                                                       566,231
                                                                    -----------
           Furniture/Home Furnishings Industry -- 0.08%
   1,400   Leggett & Platt.....................................         26,512
                                                                    -----------

           Gold/Silver Mining Industry -- 0.27%
   4,600   Barrick Gold Corporation............................         75,348
     700   Newmont Mining Corporation..........................         11,944
                                                                    -----------
                                                                        87,292
                                                                    -----------

*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

                                  (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Grocery Industry -- 0.79%
   1,652   Albertsons Incorporated.............................         43,778
   3,100   Safeway Incorporated*...............................        193,750
     800   Winn Dixie Stores Incorporated......................         15,500
                                                                    -----------
                                                                       253,028
                                                                    -----------
           Home Appliance Industry -- 0.11%
     500   Maytag Corporation..................................         16,156
     400   Whirlpool Corporation...............................         19,075
                                                                    -----------
                                                                        35,231
                                                                    -----------
           Hotel/Gaming Industry -- 0.16%
   1,200   Marriott International Incorporated.................         50,700
                                                                    -----------

           Household Products Industry -- 0.14%
   1,982   Newell Rubbermaid Incorporated......................         45,090
                                                                    -----------

           Industrial Services Industry -- 0.00%
     130   Synavant Incorporated*..............................            609
                                                                    -----------

           Insurance Carriers -- 0.04%
     288   Aegon N.V. .........................................         11,934
                                                                    -----------

           Insurance (Diversified) Industry -- 5.35%
   1,100   American General Corporation........................         89,650
  10,500   American International Group........................      1,034,906
   1,500   CIGNA Corporation...................................        198,450
   1,200   Lincoln National Corporation........................         56,775
   2,000   Lowe's Companies Incorporated.......................         89,000
   1,500   MGIC Investment Corporation.........................        101,156
   1,200   Marsh and Mclennan Companies........................        140,400
                                                                    -----------
                                                                     1,710,337
                                                                    -----------
*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

                                  (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Insurance (Life) Industry -- 0.43%
     200   AFLAC Incorporated..................................         14,438
   1,541   Conseco Incorporated*...............................         20,322
     600   Jefferson Pilot Corporation.........................         44,850
   1,000   Providian Corporation...............................         57,500
                                                                    -----------
                                                                       137,110
                                                                    -----------
           Insurance (Property/Casualty) Industry -- 1.83%
   4,400   Allstate Corporation................................        191,675
     900   Chubb Corporation...................................         77,850
     600   Cincinnati Financial................................         23,737
   1,100   Hartford Financial Services Group...................         77,687
     500   Progressive Corporation, Ohio.......................         51,812
     700   Safeco Corporation..................................         23,013
   2,594   Saint Paul Companies Incorporated...................        140,887
                                                                    -----------
                                                                       586,661
                                                                    -----------
           Management Services Industry -- 0.11%
   1,000   KLA-Tencorp Corporation*............................         33,688
                                                                    -----------

           Manufacturing - Electronics, General -- 0.43%
   2,100   American Power Conversion*..........................         25,987
   3,125   Molex...............................................        110,937
                                                                    -----------
                                                                       136,924
                                                                    -----------
           Manufacturing - Electronics, Not Elsewhere Classified -- 0.60%
   4,950   Symbol Technical....................................        178,200
     900   Thomas and Betts Corporation........................         14,569
                                                                    -----------
                                                                       192,769
                                                                    -----------
           Machinery Industry -- 0.29%
   1,400   Donaldson Company Incorporated......................         38,937
     200   Snap On Incorporated................................          5,575


*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

                                  (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Machinery Industry (Continued)
   1,500   Stanley Works.......................................         46,781
                                                                    -----------
                                                                        91,293
                                                                    -----------
           Machinery (Construction & Mining) Industry -- 0.23%
     800   Deere and Company...................................         36,650
     900   Ingersoll Rand Company..............................         37,687
                                                                    -----------
                                                                        74,337
                                                                    -----------
           Medical Services Industry -- 0.43%
   2,600   IMS Health..........................................         70,200
     200   Idexx Laboratories Incorporated*....................          4,400
   1,000   United Healthcare Corporation.......................         61,375
                                                                    -----------
                                                                       135,975
                                                                    -----------
           Manufacturing, General -- 0.31%
   1,800   Diebold.............................................         60,075
     900   Lexmark International*..............................         39,881
                                                                    -----------
                                                                        99,956
                                                                    -----------
           Medical Supplies Industry -- 3.72%
   1,050   Biomet Incorporated.................................         41,672
   4,200   Boston Scientific Corporation*......................         57,488
   4,600   Cardinal Health Incorporated........................        458,275
   7,600   Medtronic Incorporated..............................        458,850
   3,400   Stryker Corporation.................................        172,006
                                                                    ----------
                                                                     1,188,291
                                                                    -----------
           Metals & Mining (Diversified) Industry -- 0.41%
   7,900   Inco Limited*.......................................        132,404
                                                                    -----------

           Natural Gas (Distribution) Industry -- 0.08%
     800   WGL Holdings........................................         24,350
                                                                    -----------


*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

                                  (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Natural Gas (Diversified) Industry -- 3.06%
   1,952   Burlington Resources Incorporated...................         98,576
  10,000   Enron Corporation...................................        831,250
   1,200   Williams Companies Incorporated.....................         47,925
                                                                    -----------
                                                                       977,751
                                                                    -----------
           Newspaper Industry -- 0.31%
     800   Gannett Incorporated................................         50,450
   1,190   Tribune Company.....................................         50,278
                                                                    -----------
                                                                       100,728
                                                                    -----------
           Office Equipment & Supplies Industry -- 0.52%
     700   Ikon Office Solutions Incorporated..................          1,750
   5,000   Pitney Bowes Incorporated...........................        165,625
                                                                    -----------
                                                                       167,375
                                                                    -----------

           Oilfield Services/Equipment Industry -- 0.74%
   1,940   Baker Hughes Incorporated...........................         80,631
     200   Cooper Cameron Corporation*.........................         13,212
     400   Ensco International Incorporated....................         13,625
     400   Global Marine Incorporated*.........................         11,350
     400   Helmerich and Payne Incorporated....................         17,550
     800   McDermott International*............................          8,600
     200   Noble Drilling Corporation*.........................          8,688
     472   R&B Falcon Corporation..............................         10,827
     700   Rowan Companies Incorporated*.......................         18,900
     800   Transocean Sedco Forex..............................         36,800
     712   Varco International Incorporated*...................         15,486
                                                                    -----------
                                                                       235,669
                                                                    -----------
*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

                                  (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Packaging & Container Industry -- 0.13%
     900   Bemis Company Incorporated..........................         30,206
     550   Sonoco Products Company.............................         11,894
                                                                    -----------
                                                                        42,100
                                                                    -----------
           Paper & Forest Products Industry -- 0.26%
     200   Chesapeake Corporation..............................          4,113
      79   Georgia Pacific Corporation.........................          2,459
   1,900   Rayonier Incorporated...............................         75,644
                                                                    -----------
                                                                        82,216
                                                                    -----------
           Petroleum (Integrated) Industry -- 2.27%
     358   Devon Energy Corporation............................         21,827
     600   Murphy Oil Corporation..............................         36,263
  10,700   Royal Dutch Petroleum...............................        648,019
     600   Tosco Corporation...................................         20,363
                                                                    -----------
                                                                       726,472
                                                                    -----------
           Petroleum (Producing) Industry -- 0.59%
   2,564   Anadarko Petroleum Corporation......................        182,249
     200   Pogo Producing Company..............................          6,225
                                                                    -----------
                                                                       188,474
                                                                    -----------
           Publishing Industry -- 0.20%
     900   Harcourt General Incorporated.......................         51,480
     200   Mcgraw Hill Company Incorporated....................         11,725
                                                                    -----------
                                                                        63,205
                                                                    -----------
           Railroad Industry -- 1.72%
  17,400   Burlington Northern Santa Fe........................        492,638
   4,200   Norfolk Southern Corporation........................         55,913
                                                                    -----------
                                                                       548,551
                                                                    -----------
           Real Estate, Other -- 0.81%
  10,000   AMB Property........................................        258,125
                                                                    -----------

*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

                                  (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Rental & Leasing Industry -- 0.00%
     212   ANC Rental*.........................................            742
                                                                    -----------

           Restaurant Industry -- 1.55%
  14,600   McDonalds Corporation...............................        496,400
                                                                    -----------

           Retail (Special Lines) Industry -- 0.47%
   5,062   Gap Incorporated....................................        129,081
     800   TJX Companies Incorporated..........................         22,200
                                                                    -----------
                                                                       151,281
                                                                    -----------
           Retail Building Supply Industry -- 1.78%
     726   Dominion Resources, Inc. ...........................         48,642
  11,400   Home Depot Incorporated.............................        520,838
                                                                    -----------
                                                                       569,480
                                                                    -----------
           Retail Store Industry -- 0.95%
   4,300   Borders Group, Incorporated*........................         50,256
   1,600   CVS Corporation.....................................         95,900
     600   Clear Channel Communications*.......................         29,063
     800   Costco Companies Incorporated*......................         31,950
     976   Dollar General......................................         18,422
     500   Federated Department Stores*........................         17,500
     271   Neiman Marcus Class B*..............................          8,977
   1,300   Penney, JC Company Incorporated.....................         14,138
   1,000   Sears Roebuck and Company...........................         34,750
     100   Venator Group Incorporated*.........................          1,550
                                                                    -----------
                                                                       302,506
                                                                    -----------
           Retail - Televisions, Radios, and Electronics -- 0.09%
     700   Best Buy*...........................................         20,694
     200   RadioShack Corporation..............................          8,563
                                                                    -----------
                                                                        29,257
                                                                    -----------
*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

                                  (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Securities Brokerage Industry -- 0.89%
   4,200   Merrill Lynch and Company Incorporated..............        286,388
                                                                    -----------

           Semiconductor Industry -- 0.49%
     600   Advanced Micro Devices Incorporated*................          8,288
   1,400   Conexant Systems, Incorporated*.....................         21,525
   1,800   LSI Logic*..........................................         30,762
   2,200   Micron Technology Incorporated*.....................         78,100
     900   National Semiconductor Company*.....................         18,113
                                                                    -----------
                                                                       156,788
                                                                    -----------
           Steel (General) Industry -- 0.06%
     400   Nucor Corporation...................................         15,875
     400   Worthington Industries Incorporated.................          3,225
                                                                    -----------
                                                                        19,100
                                                                    -----------
           Telecommunication Equipment Industry -- 2.96%
     300   Andrew Corporation*.................................          6,525
  22,500   Cisco Systems Incorporated*.........................        860,625
   1,400   Tellabs Incorporated*...............................         79,100
                                                                    -----------
                                                                       946,250
                                                                    -----------
           Telecommunication Services Industry -- 9.65%
     900   Alltel Corporation..................................         56,194
  10,600   Bellsouth Corporation...............................        433,938
   3,400   Comcast Corporation Class A*........................        141,950
   8,700   MCI Worldcom Incorporated*..........................        122,344
   1,800   Nextel Communication*...............................         44,550
   2,800   Qualcomm*...........................................        230,125
  27,117   Qwest Communications*...............................      1,108,407
  14,747   SBC Communications Incorporated.....................        704,169


*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2000

                                  (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Telecommunication Services Industry (Continued)
   8,000   Sprint Corporation (FON Group) .....................        162,500
   4,000   Sprint PCS*.........................................         81,750
                                                                    -----------
                                                                     3,085,927
                                                                    -----------
           Thrift Industry -- 3.55%
   2,500   Federal Home Loan Mortgage Association..............        172,188
  11,100   Federal National Mortgage Association...............        962,925
                                                                    -----------
                                                                     1,135,113
                                                                    -----------
           Tire & Rubber Industry -- 0.01%
     400   Cooper Tire and Rubber Company......................          4,250
                                                                    -----------

           Toiletries/Cosmetics Industry -- 0.21%
   1,400   Avon Products Incorporated..........................         67,025
                                                                    -----------

           Transportation Services (Not Elsewhere Classified) -- 0.08%
     578   Sabre Holdings Corporation*.........................         24,926
                                                                    -----------

           Total common stocks (cost $20,454,349)..............     31,193,069

RIGHTS & WARRANTS - 0.24%
    2,592  PetroFina S.A. Warrants* (cost $16,008) ............         79,056
                                                                    -----------

           Total investments (cost $20,470,357)................     31,272,125
                                                                    -----------

CASH & OTHER ASSETS,  LESS LIABILITIES - 2.23%.................         713,421
                                                                    -----------
           Total Net Assets....................................     $31,985,546
                                                                    ===========




*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                         PRINCIPLED EQUITY MARKET FUND

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2000



1. Significant accounting policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Investment securities--
   Security transactions are recorded on the date the investments are purchased orsold. Each day securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Fund intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
   Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance
   with  generally  accepted  accounting  principles.   To  the  extent  these
   differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
D. Organizational Costs - Prior to the adoption of Statement of Position 98-5 issued by the American Institute of Certified Public Accountants, costs incurred in connection with the organization and registration of the Trust were deferred and amortized over a period of 60 months from the date
   upon which the Trust commenced  operations.   Statement  of  Position  98-5
   directed  that all Remaining unamortized organizational costs be expensed.

2. Tax basis of investments:
   At December 31, 2000, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $12,934,238. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $2,132,470. Net unrealized appreciation in investments at December 31, 2000 was $10,801,768.

                         PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000

                                  (Continued)

3. Investment advisory and sub-advisory agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor").
   The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio.
   The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam. Shareholders of the Trust approved the Sub-Advisory Agreement at a Special Meeting of Shareholders on June 10, 1999. The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%).
   F.L. Putnam, which provided the necessary capital to establish the Trust, waived its total management fees of $33,466 for the year ended December 31, 2000, and $29,628 for the year ended December 31, 1999; it has received no compensation for its services since the inception of the Trust.
4. Administration and transfer agent services:
   The Trust has entered into an agreement with Cardinal Investment Services Inc. for administrative, transfer agent and dividend disbursing agent services. Annual fees for these services are $40,000.
5. Related parties:
   The President and Secretary of the Trust, Mr. David Putnam, is also a director and an indirect beneficial owner of the parent of the Trust's investment adviser.

   Mr. Sullivan, an independent trustee, and Mr. Putnam, an interested trustee, serve for no fee.

6. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the year ended December 31, 2000 were:

       Cost of securities acquired:
       U.S. Government and investments backed by such
        securities......................................    $       --
       Other investments................................       398,792
                                                            ---------------
                                                            $  398,792
                                                            ===============
     Proceeds from sales and maturities:
       U.S. Government and investments backed by such
        securities......................................    $         --
       Other investments................................       1,017,477
                                                            ---------------
                                                            $  1,017,477
                                                            ===============

                         PRINCIPLED EQUITY MARKET FUND


Independent Auditors' Report

To the Shareholders and Trustees of Principled Equity Market Fund:

We have audited the accompanying statement of assets and liabilities of Principled Equity Market Fund (a Massachusetts business trust), including the schedule of investments, as of December 31, 2000, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the selected per share data and ratios for each of the four years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Principled Equity Market Fund as of December 31, 2000, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the selected per share data and ratios for each of the four years in the period then ended in conformity with generally accepted accounting principles.



                                                      Livingston & Haynes, P.C.


Wellesley, Massachusetts,
January 12, 2001

                          PRINCIPLED EQUITY MARKET FUND

                               OFFICERS & TRUSTEES

HOWARD R. BUCKLEY                            Trustee
President, Chief Executive Officer and
Director, Mercy Health System  of Maine

SISTER ANNE MARY DONOVAN                     Trustee
Treasurer, Emmanuel College

DR. LORING E. HART                           Trustee
President (Retired), St. Joseph's College

SISTER MARY LABOURE MORIN                    Trustee
Former President, Regional Community of
Portland, Sisters of Mercy of the Americas

DAVID W.C. PUTNAM                            President, Secretary
President and Director                       and Trustee
F.L. Putnam Investment Management Company

C. KENT RUSSELL                              Treasurer
Chief Financial Officer,
Catholic Health East

DANIEL F. RUSSELL                            Trustee
President and Chief Executive Officer,
Catholic Health East

EDWARD T. SULLIVAN, JR.                      Trustee
Business Manager and Secretary-
Treasurer, Local 254 - Service Employees'
International Union

REV. MSGR. VINCENT TATARCZUK                 Trustee
Chancellor (Retired), Diocese of Portland

GEORGE A. VIOLIN, M.D., F.A.C.S.             Trustee
Physician; Principal, Ambulatory Surgical
Centers of America, LLC

REV. MR. JOEL M. ZIFF                        Trustee
Director of Finance, Sisters of Mercy
Regional Community of Merion

Dear Shareholder,

   The purpose of this letter is to notify you, as the holder of common stock of the Principled Equity Market Fund (the "Trust"), of the Trust's intention, as authorized by the Board of the Trustees of the Trust, to repurchase on the Chicago Stock Exchange shares of such common stock of the Trust from time to time and at a price which is the higher of the highest current independent bid quotation or the last sale price on such exchange on the date of purchase, but in no event higher than the then current net asset value of such shares.

   It is the intention of the Trust that such repurchases will be funded from the Trust's short-term cash investments, and thus will not result in the incurrence of any additional debt by the Trust.

                         PRINCIPLED EQUITY MARKET FUND


                               INVESTMENT ADVISER
                   F.L. Putnam Investment Management Company
         10 Langley Road, Suite 400, Newton Centre, Massachusetts 02459
                                 (617) 964-7600

                                  SUB-ADVISER
                        PanAgora Asset Management, Inc.
           260 Franklin St., 22nd Floor, Boston, Massachusetts 02110

                                   CUSTODIAN
                         Investors Bank & Trust Company
               200 Clarendon Street, Boston, Massachusetts 02116

                         INDEPENDENT PUBLIC ACCOUNTANTS
                           Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02482

                        ADMINISTRATOR AND TRANSFER AGENT
                       Cardinal Investment Services Inc.
                  579 Pleasant St., Suite 4, Paxton, MA 01612
                                 (508) 831-1171

                                 LEGAL COUNSEL
                              Sullivan & Worcester
              One Post Office Square, Boston, Massachusetts 02109









This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.